SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Identified Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-lived Intangible Assets [Roll Forward]
Balance at the beginning	$ 5,043,021	$ 456,365
Intangible Assets Acquired	4,175,000	4,830,000
Less Amortization Expense	(642,786)	(243,344)
Balance at the end	8,575,235	5,043,021
Contract-Based Intangible Assets [Member]
Finite-lived Intangible Assets [Roll Forward]
Balance at the beginning	4,394,670	395,287
Intangible Assets Acquired	3,575,000	4,180,000
Less Amortization Expense	(476,905)	(180,617)
Balance at the end	7,492,761	4,394,670
Noncompete Agreements [Member]
Finite-lived Intangible Assets [Roll Forward]
Balance at the beginning	648,351	61,078
Intangible Assets Acquired	600,000	650,000
Less Amortization Expense	(165,881)	(62,727)
Balance at the end	$ 1,082,474	$ 648,351